CONDENSED CONSOLIDATED STATEMENTS OF EQUITY (Unaudited) - USD ($) shares in Millions, $ in Millions	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Noncontrolling Interest in Subsidiaries
Balance at the beginning of the period (in shares) at Dec. 31, 2020		107
Balance at the beginning of the period at Dec. 31, 2020	$ 624	$ 0	$ 1,330	$ (383)	$ (329)	$ 6
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(20)			(21)		1
Other comprehensive (loss) income, net of tax	(7)				(7)
Dividends paid to noncontrolling interests	(1)					(1)
Activity related to stock plans	1		1
Balance at the end of the period (in shares) at Mar. 31, 2021		107
Balance at the end of the period at Mar. 31, 2021	597	$ 0	1,331	(404)	(336)	6
Balance at the beginning of the period (in shares) at Dec. 31, 2021		107
Balance at the beginning of the period at Dec. 31, 2021	568	$ 0	1,337	(460)	(314)	5
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(2)			(3)		1
Other comprehensive (loss) income, net of tax	(20)				(20)
Dividends paid to noncontrolling interests	(1)					(1)
Activity related to stock plans	1		1
Balance at the end of the period (in shares) at Mar. 31, 2022		107
Balance at the end of the period at Mar. 31, 2022	$ 546	$ 0	$ 1,338	$ (463)	$ (334)	$ 5